Commitments and Contingencies (FY) - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	May 07, 2026	Dec. 31, 2025
Future Minimum Lease Payments Abstract
2026		$ 2,403
2027		2,471
2028		2,542
2029		2,614
2030		1,102
Total future minimum lease payments		11,132
Less: imputed interest		(1,697)
Total lease liability	$ 2,500	$ 9,435